Other reserves - Rollforward of other reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other reserves [abstract]
Other reserves at beginning of period	€ (1,000)	€ (18)	€ (220)
Gain or loss (-) on defined benefit obligation recognized through OCI	(40)	(583)	202
Reclassification of loss on financial asset available for sale to statement of operations ( after disposal)	55
Loss on financial asset available-for-sale recognized through OCI	(275)	(399)
Other reserves at end of period	€ (1,260)	€ (1,000)	€ (18)